PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Disclosure of Power Generating Assets [Table Text Block]
Key assumptions on contracted generation and future power pricing are summarized below:

	Total Generation Contracted under Power Purchase Agreements		Power Prices from Long-Term Power Purchase Agreements (weighted average)		Estimates of Future Electricity Prices (weighted average)
AS AT DEC. 31, 2018 (MILLIONS)	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years	1 – 10 years	11 – 20 years
North America (prices in US$/MWh)	44%	21%	93	95	62	114
Brazil (prices in R$/MWh)	69%	35%	286	397	287	452
Colombia (prices in COP$/MWh)	22%	—%	201,000	—	252,000	354,000
Europe (prices in €/MWh)	72%	25%	93	111	79	92

Disclosure of detailed information about property, plant and equipment
The company’s property, plant and equipment relates to the operating segments as shown below:

	Renewable Power (a)		Infrastructure (b)		Real Estate (c)		Private Equity and Other (d)		Total
AS AT DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Costs	$26,108	$24,991	$12,059	$9,253	$7,713	$5,854	$9,027	$4,050	$54,907	$44,148
Accumulated fair value changes	18,260	13,280	3,480	3,272	1,045	798	(434)	(231)	22,351	17,119
Accumulated depreciation	(5,497)	(4,681)	(1,889)	(1,622)	(1,106)	(873)	(1,472)	(1,086)	(9,964)	(8,262)
Total	$38,871	$33,590	$13,650	$10,903	$7,652	$5,779	$7,121	$2,733	$67,294	$53,005

1.	Includes amounts reclassified to held for sale.
The following table presents our renewable power property, plant and equipment measured at fair value by geography:

AS AT DEC. 31 (MILLIONS)	2018	2017
North America	$24,274	$22,832
Colombia	6,665	5,401
Europe	3,748	1,088
Brazil	3,505	3,443
Other[1]	679	826
	$38,871	$33,590

1.	Other refers primarily to China, India, Chile and Uruguay in 2018 and South Africa, China, India, Malaysia and Thailand in 2017.

	Cost		Accumulated Fair Value Changes		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$5,854	$5,783	$798	$694	$(873)	$(825)	$5,779	$5,652
Additions/(dispositions)[1], net of assets reclassified as held for sale	352	(502)	5	44	43	246	400	(212)
Acquisitions through business combinations	1,748	281	—	—	—	—	1,748	281
Foreign currency translation	(241)	292	(3)	1	27	(13)	(217)	280
Fair value changes	—	—	245	59	—	—	245	59
Depreciation expenses	—	—	—	—	(303)	(281)	(303)	(281)
Balance, end of year	$7,713	$5,854	$1,045	$798	$(1,106)	$(873)	$7,652	$5,779

1.	For accumulated depreciation, (additions)/dispositions.
Our infrastructure property, plant and equipment consists of the following:

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Cost, beginning of year	$3,473	$2,894	$2,655	$2,361	$2,630	$2,382	$—	$—	$495	$408	$9,253	$8,045
Additions, net of disposals and assets reclassified as held for sale	422	350	73	103	146	81	4	—	(2)	93	643	627
Acquisitions through business combinations	394	—	—	—	2,111	100	440	—	—	—	2,945	100
Foreign currency translation	(269)	229	(243)	191	(206)	67	—	—	(64)	(6)	(782)	481
Cost, end of year	4,020	3,473	2,485	2,655	4,681	2,630	444	—	429	495	12,059	9,253

Accumulated fair value changes, beginning of year	1,256	1,044	873	782	629	351	—	—	514	513	3,272	2,690
Fair value changes	218	136	18	24	224	257	—	—	12	13	472	430
Foreign currency translation	(73)	76	(81)	67	(31)	21	—	—	(79)	(12)	(264)	152
Accumulated fair value changes, end of year	1,401	1,256	810	873	822	629	—	—	447	514	3,480	3,272

Accumulated depreciation, beginning of year	(509)	(384)	(687)	(517)	(383)	(258)	—	—	(43)	(31)	(1,622)	(1,190)
Depreciation expenses	(148)	(113)	(147)	(147)	(134)	(117)	—	—	(8)	(10)	(437)	(387)
Dispositions and assets reclassified as held for sale	5	16	22	22	7	4	—	—	4	3	38	45
Foreign currency translation	39	(28)	68	(45)	18	(12)	—	—	7	(5)	132	(90)
Accumulated depreciation, end of year	(613)	(509)	(744)	(687)	(492)	(383)	—	—	(40)	(43)	(1,889)	(1,622)
Balance, end of year	$4,808	$4,220	$2,551	$2,841	$5,011	$2,876	$444	$—	$836	$966	$13,650	$10,903
Our renewable power property, plant and equipment consists of the following:

	Hydroelectric		Wind[1]		Solar and Other		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Cost, beginning of year	$14,667	$14,382	$7,622	$3,285	$2,702	$364	$24,991	$18,031
Additions, net of disposals and assets reclassified as held for sale	189	256	(21)	(273)	(684)	—	(516)	(17)
Acquisitions through business combinations	—	—	1,184	4,585	1,784	2,338	2,968	6,923
Foreign currency translation	(988)	29	(209)	25	(138)	—	(1,335)	54
Cost, end of year	13,868	14,667	8,576	7,622	3,664	2,702	26,108	24,991

Accumulated fair value changes, beginning of year	12,176	11,440	1,053	807	51	51	13,280	12,298
Fair value changes	3,688	341	1,221	33	702	—	5,611	374
Dispositions and assets reclassified as held for sale	—	(8)	—	—	—	—	—	(8)
Foreign currency translation	(448)	403	(195)	213	12	—	(631)	616
Accumulated fair value changes, end of year	15,416	12,176	2,079	1,053	765	51	18,260	13,280

Accumulated depreciation, beginning of year	(3,564)	(2,947)	(1,008)	(740)	(109)	(89)	(4,681)	(3,776)
Depreciation expenses	(547)	(579)	(416)	(267)	(192)	(20)	(1,155)	(866)
Dispositions and assets reclassified as held for sale	5	—	6	51	35	—	46	51
Foreign currency translation	227	(38)	60	(52)	6	—	293	(90)
Accumulated depreciation, end of year	(3,879)	(3,564)	(1,358)	(1,008)	(260)	(109)	(5,497)	(4,681)
Balance, end of year	$25,405	$23,279	$9,297	$7,667	$4,169	$2,644	$38,871	$33,590
The following table presents the changes to the carrying value of the company’s property, plant and equipment assets included in these operations:

	Cost		Accumulated Impairment		Accumulated Depreciation		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2018	2017	2018	2017	2018	2017	2018	2017
Balance, beginning of year	$4,050	$5,268	$(231)	$(243)	$(1,086)	$(1,429)	$2,733	$3,596
Additions/(dispositions)[1], net of assets reclassified as held for sale	360	(1,966)	1	36	72	752	433	(1,178)
Acquisitions through business combinations	4,915	501	—	—	—	—	4,915	501
Foreign currency translation	(298)	247	15	(16)	78	(51)	(205)	180
Depreciation expenses	—	—	—	—	(536)	(358)	(536)	(358)
Impairment charges	—	—	(219)	(8)	—	—	(219)	(8)
Balance, end of year	$9,027	$4,050	$(434)	$(231)	$(1,472)	$(1,086)	$7,121	$2,733

1.	For accumulated depreciation, (additions)/dispositions.

Disclosure of significant unobservable inputs used in fair value measurement of assets [text block]
The following table summarizes the valuation techniques and significant unobservable inputs used in the fair value measurement of Level 3 financial instruments:

(MILLIONS) Type of Asset/Liability	Carrying Value Dec. 31, 2018	Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value
Fixed income securities and other	$490	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
Common shares (common shares and warrants)	222	Black-Scholes model	• Volatility	• Increases (decreases) in volatility increase (decreases) fair value
			• Term to maturity	• Increases (decreases) in term to maturity increase (decrease) fair value
			• Risk free interest rate	• Increases (decreases) in the risk-free interest rate increase (decrease) fair value
Limited-life funds (subsidiary equity obligations)	(1,640)	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
			• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value
			• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value
Derivative assets/Derivative liabilities (accounts receivable/payable)	79 /	Discounted cash flows	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value
(659)
			• Forward exchange rates (from observable forward exchange rates at the end of the reporting period)	• Increases (decreases) in the forward exchange rate increase (decrease) fair value
			• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value
The significant unobservable inputs (Level 3) included in the discounted cash flow models used when determining the fair value of standing timber and agricultural assets include:

Valuation Techniques	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Timber / agricultural prices	• Increases (decreases) in price increase (decrease) fair value	• Increases (decreases) in price tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from price
	• Discount rate /terminal capitalization rate	• Increases (decreases) in discount rate or terminal capitalization rate decrease (increase) fair value	• Decreases (increases) in discount rates or terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from rates
	• Exit Date	• Increases (decreases) in exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The following table summarizes the key valuation metrics of the company’s investment properties:

	2018			2017
AS AT DEC. 31	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)	Discount Rate	Terminal Capitalization Rate	Investment Horizon (years)
Core office
United States	6.9%	5.6%	12	7.0%	5.8%	13
Canada	6.0%	5.4%	10	6.1%	5.5%	10
Australia	7.0%	6.2%	10	7.0%	6.1%	10
Brazil	9.6%	7.7%	6	9.7%	7.6%	7
Core retail	7.1%	6.0%	12	n/a	n/a	n/a
LP Investments and other
LP Investments office	10.2%	7.0%	6	10.2%	7.5%	7
LP Investments retail	8.9%	7.8%	9	9.0%	8.0%	10
Logistics	9.3%	8.3%	10	6.8%	6.2%	10
Mixed-use	7.8%	5.4%	10	8.4%	5.3%	10
Multifamily[1]	4.8%	n/a	n/a	4.8%	n/a	n/a
Triple net lease[1]	6.3%	n/a	n/a	6.4%	n/a	n/a
Self-storage[1]	5.7%	n/a	n/a	5.8%	n/a	n/a
Student housing[1]	5.6%	n/a	n/a	5.8%	n/a	n/a
Manufactured housing[1]	5.4%	n/a	n/a	5.8%	n/a	n/a
Other investment properties[1]	7.0%	n/a	n/a	5.8%	n/a	n/a

1.
Multifamily, triple net lease, self-storage, student housing, manufactured housing and other investment properties are valued using the direct capitalization method. The rates presented as the discount rate represent the overall implied capitalization rate. The terminal capitalization rate and the investment horizon are not applicable.

Valuations utilize significant unobservable inputs (Level 3) when determining the fair value of infrastructure’s utilities, transport, energy, data infrastructure and sustainable resources assets. The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization multiple	• Increases (decreases) in terminal capitalization multiple increases (decreases) fair value	• Increases (decreases) in terminal capitalization multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization multiple
	• Investment horizon	• Increases (decreases) in the investment horizon decrease (increase) fair value	• Increases (decreases) in the investment horizon tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
Key valuation metrics of the company’s utilities, transport, energy, data infrastructure and sustainable resources assets at the end of 2018 and 2017 are summarized below.

	Utilities		Transport		Energy		Data Infrastructure		Sustainable Resources
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017	2018	2017
Discount rates	7 – 14%	7 – 12%	10 – 13%	10 – 15%	12 – 15%	12 – 15%	13 – 15%	n/a	5 – 8%	5 – 8%
Terminal capitalization multiples	8x – 22x	7x – 21x	9x – 14x	9x – 14x	10x – 14x	8x – 13x	10x – 11x	n/a	12x - 23x	12x - 23x
Investment horizon / Exit date (years)	10 – 20	10 – 20	10 – 20	10 – 20	10	10	10	n/a	3 – 30	3 – 30
Key valuation metrics of the company’s hydroelectric, wind and solar generating facilities at the end of 2018 and 2017 are summarized below.

	North America		Brazil		Colombia		Europe
AS AT DEC. 31	2018	2017	2018	2017	2018	2017	2018	2017
Discount rate
Contracted	4.8 – 5.6%	4.9 – 6.0%	9.0%	8.9%	9.6%	11.3%	4.0 – 4.3%	4.1 – 4.5%
Uncontracted	6.4 – 7.2%	6.5 – 7.6%	10.3%	10.2%	10.9%	12.6%	5.8 – 6.1%	5.9 – 6.3%
Terminal capitalization rate[1]	6.1 – 7.1%	6.2 – 7.5%	n/a	n/a	10.4%	12.6%	n/a	n/a
Exit date	2039	2037	2047	2032	2038	2037	2033	2031

1.	Terminal capitalization rate applies only to hydroelectric assets in North America and Colombia.
The significant Level 3 inputs include:

Valuation Technique	Significant Unobservable Inputs	Relationship of Unobservable Inputs to Fair Value	Mitigating Factors
Discounted cash flow analysis	• Future cash flows – primarily impacted by future electricity price assumptions	• Increases (decreases) in future cash flows increase (decrease) fair value	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in fair value from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) fair value	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) fair value	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in fair value from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) fair value	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year the following significant unobservable inputs as part of our valuation:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate	• Increases (decreases) in terminal capitalization rate decrease (increase) the recoverable amount	• Increases (decreases) in terminal capitalization rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates
	• Exit date	• Increases (decreases) in the exit date decrease (increase) the recoverable amount	• Increases (decreases) in the exit date tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year
The recoverable amounts used in goodwill impairment testing are calculated using discounted cash flow models based on the following significant unobservable inputs:

Valuation Technique	Significant Unobservable Input(s)	Relationship of Unobservable Input(s) to Fair Value	Mitigating Factor(s)
Discounted cash flow models	• Future cash flows	• Increases (decreases) in future cash flows increase (decrease) the recoverable amount	• Increases (decreases) in cash flows tend to be accompanied by increases (decreases) in discount rates that may offset changes in recoverable amounts from cash flows
	• Discount rate	• Increases (decreases) in discount rate decrease (increase) the recoverable amount	• Increases (decreases) in discount rates tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from discount rates
	• Terminal capitalization rate / multiple	• Increases (decreases) in terminal capitalization rate/multiple decrease (increase) the recoverable amount
•    Increases (decreases) in terminal capitalization rates/multiple tend to be accompanied by increases (decreases) in cash flows that may offset changes in recoverable amounts from terminal capitalization rates

	• Exit date / terminal year of cash flows	• Increases (decreases) in the exit date/terminal year of cash flows decrease (increase) the recoverable amount
•    Increases (decreases) in the exit date/terminal year of cash flows tend to be the result of changing cash flow profiles that may result in higher (lower) growth in cash flows prior to stabilizing in the terminal year